Related Party Transactions (Details)	12 Months Ended
Mar. 31, 2020
Mr. Jianjun Sun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Company’s Chief Executive Officer, Chairman of the Board of Directors, and Director until August 20, 2019; Shareholder
Mr. Hongyu Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder; director of various subsidiaries
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative and shareholder of Taikexi, Mr, Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (Yuao) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative of Guanpeng